Composition of property and equipment by class (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance on		R$ 11,971,122	[1]	R$ 13,513,105	[1]	R$ 14,071,129
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on	[1]	28,168,090		27,734,336
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on	[1]	R$ (16,196,968)		R$ (14,221,231)
Buildings [member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		4.00%		4.00%
Balance on		R$ 4,119,473	[2]	R$ 5,935,485		6,169,614
Buildings [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		8,091,082		9,341,822
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		(3,971,609)		(3,406,337)
Land [member]
IfrsStatementLineItems [Line Items]
Balance on		929,066	[2]	973,725		1,021,594
Land [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ 929,066		R$ 973,725
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		10.00%		10.00%
Balance on		R$ 3,228,655	[2]	R$ 3,162,933		3,247,027
Other property, plant and equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		6,278,097		6,259,877
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (3,049,442)		R$ (3,096,944)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		10.00%		10.00%
Balance on		R$ 74,791	[2]	R$ 102,094		152,264
Communication and network equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		371,569		375,116
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (296,778)		R$ (273,022)
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		20.00%		20.00%
Balance on		R$ 3,523,783	[2]	R$ 3,231,533		3,357,720
Data Processing Systems [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		12,268,559		10,562,634
Data Processing Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (8,744,776)		R$ (7,331,101)
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		20.00%		20.00%
Balance on		R$ 95,354	[2]	R$ 107,335		R$ 122,910
Transportation Systems [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		229,717		221,162
Transportation Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (134,363)		R$ (113,827)

[1]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.
[2]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.